CONTINGENCIES AND COMMITMENTS (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 20, 2019 USD ($)	Feb. 28, 2015 item individual case	Aug. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 01, 2018 USD ($)	Nov. 27, 2017 USD ($)
Contingencies
Number of cases consolidated | case		2
Number of individuals who have opted into FLSA class action claims | individual		3,500
Number of potential class action claimants with pending wage and hour | item		21,000
Amount funded towards settlement						$ 3,400
Percentage covered of possible claims under the FLSA, plaintiffs' attorney fees, administration costs and service awards						100.00%
Amount allocated to settlement of claims pursuant to settlement agreement						$ 2,200
Claims amount properly and timely returned						1,200
Payment made to qualified settlement fund in full	$ 1,200
Legal fees and expenses						$ 5,609	$ 8,112	$ 6,570
Total settlement					$ 900
Contingencies
Number of telecommunication service commitment of carriers | item				2
Term of telecommunication service commitment			3 years	3 years
Annual commitment			$ 30	$ 450
Letter of credit renewal period						1 year
PNC Bank [Member] | Ibex Global Solutions, Inc. [Member]
Contingencies
Irrevocable standby letter of credit issued									$ 500	$ 400